Condensed Consolidated Balance Sheet - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets
Cash and balances at central banks	£ 30,276	£ 21,180
Financial assets at fair value through profit or loss:
- Derivative financial instruments	5,245	3,316
- Other financial assets at fair value through profit or loss	224	386
Financial assets at amortised cost:
- Loans and advances to customers	211,007	207,287
- Loans and advances to banks	1,980	1,855
- Reverse repurchase agreements – non trading	23,901	23,636
- Other financial assets at amortised cost	4,879	7,056
Financial assets at fair value through other comprehensive income	10,338	9,747
Interests in other entities	127	117
Intangible assets	1,716	1,766
Property, plant and equipment	1,819	1,967
Current tax assets	249	200
Retirement benefit assets	521	669
Other assets	3,426	2,520
Total assets	295,708	281,702
Financial liabilities at fair value through profit or loss:
- Derivative financial instruments	1,419	1,448
- Other financial liabilities at fair value through profit or loss	1,620	1,713
Financial liabilities at amortised cost:
- Deposits by customers	190,018	181,883
- Deposits by banks	17,993	14,353
- Repurchase agreements – non trading	20,786	18,286
- Debt securities in issue	40,558	41,129
- Subordinated liabilities	3,257	3,528
Other liabilities	2,772	2,344
Provisions	481	572
Deferred tax liabilities	203	149
Retirement benefit obligations	402	280
Total liabilities	279,509	265,685
Equity
Share capital	3,105	3,105
Share premium	5,620	5,620
Other equity instruments	2,191	2,191
Retained earnings	4,329	4,546
Other reserves	784	395
Total shareholders' equity	16,029	15,857
Non-controlling interests	170	160
Total equity	16,199	16,017
Total liabilities and equity	£ 295,708	£ 281,702